Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0000717605
Registrant Name	HEXCEL CORP /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A